BOSTON PARTNERS LARGE CAP VALUE FUND
                          ADVISOR AND INVESTOR CLASSES
                                       OF
                               THE RBB FUND, INC.
                        SUPPLEMENT DATED JANUARY 31, 1997
                     TO PROSPECTUSES DATED DECEMBER 1, 1996
                     --------------------------------------

     The section titled "OTHER INFORMATION -- Historical Pro-Forma Information" in the Prospectuses is restated to reflect more current performance information as follows:

"The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended December 31, 1996. The Composite is comprised of institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which commenced operations on January 1, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and is net of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. These accounts have lower investment advisory fees than the Fund. In addition, the past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composites. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

For the Period Ended December 31, 1996
                                                                    Since
                                                  One Year       Inception*
                                                  --------       ----------
Composite Performance                              27.43%          30.96%
S&P 500 Stock Index                                22.96%          25.89%
* The Adviser commenced managing these accounts on June 1, 1995."

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                               INSTITUTIONAL CLASS
                                       OF
                               THE RBB FUND, INC.
                        SUPPLEMENT DATED JANUARY 31, 1997
                      TO PROSPECTUS DATED DECEMBER 1, 1996
                     --------------------------------------

     The section titled "OTHER INFORMATION -- Historical Pro-Forma Information" in the Prospectus is restated to reflect more current performance information as follows:

ADVISER'S COMPOSITE PERFORMANCE HISTORY

"The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended December 31, 1996. The Composite is comprised of institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which commenced operations on January 1, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and is net of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. These accounts have lower investment advisory fees than the Fund. In addition, the past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the Investment Company Act of 1940 and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composites. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

For the Period Ended December 31, 1996
                                                                    Since
                                                  One Year       Inception*
                                                  --------       ----------
Composite Performance                              27.43%          30.96%
S&P 500 Stock Index                                22.96%          25.89%
* The Adviser commenced managing these accounts on June 1, 1995."

HOW TO PURCHASE SHARES

     The last paragraph on page 7 of the Prospectus in the section titled "How to Purchase Shares" is revised to read as follows:

     "Shares may be purchased by principals and employees of the Adviser and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations."